Results for the year - Income taxes and deferred income taxes - Deferred Income Tax Assets and Liabilities (Details) - DKK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Reconciliation of changes in deferred tax liability (asset) [abstract]
Net deferred tax asset/(liability) at 1 January	kr 1,095	kr 2,670
Income/(charge) to the income statement	960	(413)
Income/(charge) to other comprehensive income	755	(1,043)
Income/(charge) to Equity	(15)	17
Effect of exchange rate adjustment	(20)	(136)
Net deferred tax asset/(liability) at 31 December	2,775	1,095
Deferred income tax assets	2,893	1,941
Deferred tax liability at 31 December	(118)	(846)
Charge to Equity related to current tax	10	1
Net charge to Equity	5	18
Before Offset with countries | Property, plant and equipment
Reconciliation of changes in deferred tax liability (asset) [abstract]
Net deferred tax asset/(liability) at 1 January	(868)	(966)
Income/(charge) to the income statement	199	61
Income/(charge) to other comprehensive income	0	0
Income/(charge) to Equity	0	0
Effect of exchange rate adjustment	(34)	37
Net deferred tax asset/(liability) at 31 December	(703)	(868)
Deferred income tax assets	694	237
Deferred tax liability at 31 December	(1,397)	(1,105)
Before Offset with countries | Intangible assets
Reconciliation of changes in deferred tax liability (asset) [abstract]
Net deferred tax asset/(liability) at 1 January	(500)	(359)
Income/(charge) to the income statement	(67)	(132)
Income/(charge) to other comprehensive income	0	0
Income/(charge) to Equity	0	0
Effect of exchange rate adjustment	3	(9)
Net deferred tax asset/(liability) at 31 December	(564)	(500)
Deferred income tax assets	52	57
Deferred tax liability at 31 December	(616)	(557)
Before Offset with countries | Inventories
Reconciliation of changes in deferred tax liability (asset) [abstract]
Net deferred tax asset/(liability) at 1 January	833	1,176
Income/(charge) to the income statement	177	(192)
Income/(charge) to other comprehensive income	(37)	(151)
Income/(charge) to Equity	0	0
Effect of exchange rate adjustment	0	0
Net deferred tax asset/(liability) at 31 December	973	833
Deferred income tax assets	2,490	2,194
Deferred tax liability at 31 December	(1,517)	(1,361)
Before Offset with countries | Provisions and other liabilities
Reconciliation of changes in deferred tax liability (asset) [abstract]
Net deferred tax asset/(liability) at 1 January	1,658	2,005
Income/(charge) to the income statement	763	(182)
Income/(charge) to other comprehensive income	(22)	(26)
Income/(charge) to Equity	0	0
Effect of exchange rate adjustment	3	(139)
Net deferred tax asset/(liability) at 31 December	2,402	1,658
Deferred income tax assets	2,403	1,748
Deferred tax liability at 31 December	(1)	(90)
Before Offset with countries | Other
Reconciliation of changes in deferred tax liability (asset) [abstract]
Net deferred tax asset/(liability) at 1 January	(28)	814
Income/(charge) to the income statement	(112)	32
Income/(charge) to other comprehensive income	814	(866)
Income/(charge) to Equity	(15)	17
Effect of exchange rate adjustment	8	(25)
Net deferred tax asset/(liability) at 31 December	667	(28)
Deferred income tax assets	833	318
Deferred tax liability at 31 December	(166)	(346)
Offset within countries
Reconciliation of changes in deferred tax liability (asset) [abstract]
Net deferred tax asset/(liability) at 1 January	0	0
Income/(charge) to the income statement
Income/(charge) to other comprehensive income
Income/(charge) to Equity
Effect of exchange rate adjustment
Net deferred tax asset/(liability) at 31 December	0	0
Deferred income tax assets	3,579	2,613
Deferred tax liability at 31 December	kr (3,579)	kr (2,613)